GRANTS RECEIVABLE AND OTHER CURRENT ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2022	Jan. 31, 2022	Mar. 31, 2021	Aug. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2020
GRANTS
Deferred grants					$ 785	$ 1,255
Grant receivable					161
Saint-Michel-des-Saints
GRANTS
Grant receivable					0	0
Sustainable Development Technology Canada Agreement 1
GRANTS
Government grants secured				$ 4,250
Additional grant receivables			$ 223
Grant receivable					425	425
Sustainable Development Technology Canada Agreement 2
GRANTS
Government grants secured	$ 5,750
Deferred grants					752	1,011
Grant receivable					0	0
Transition Energetique Quebec
GRANTS
Additional grant receivables		$ 3,000
Deferred grants					33	244	$ 3,000
Grant receivable					$ 300	$ 300